USD ($)

Year-to-date performance through
Sep. 30, 2020
2.01%
Best calendar quarter
Mar. 31, 2019
11.05%
Worst calendar quarter
Dec. 31, 2018
(13.37%)

Goal

Putnam RetirementReady 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2060 Fund	Class A Shares 2060		Class B Shares 2060		Class C Shares 2060		Class R Shares 2060	Class R6 Shares 2060	Class Y Shares 2060
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/30
Annual Fund Operating Expenses - Putnam RetirementReady 2060 Fund		Class A Shares 2060	Class B Shares 2060	Class C Shares 2060	Class R Shares 2060	Class R6 Shares 2060	Class Y Shares 2060
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	3.44%	3.44%	3.44%	3.44%	3.37%	3.44%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		4.30%	5.05%	5.05%	4.55%	3.98%	4.05%
Fee Waiver or Reimbursement	[2]	(3.32%)	(3.32%)	(3.32%)	(3.32%)	(3.32%)	(3.32%)
Net Expenses (as a percentage of Assets)		0.98%	1.73%	1.73%	1.23%	0.66%	0.73%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/30. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2060	669	869	1,086	1,707
Class B Shares 2060	676	845	1,139	1,842	176	545	939	1,842
Class C Shares 2060	276	545	939	2,041	176	545	939	2,041
Class R Shares 2060	125	390	676	1,489
Class R6 Shares 2060	67	211	368	822
Class Y Shares 2060	75	233	406	906

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 86%.

86.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

4          Prospectus

Underlying Fund*	Year	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

Prospectus          5

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
1.86%
Best calendar quarter
Mar. 31, 2012
12.51%
Worst calendar quarter
Sep. 30, 2011
(17.57%)

Goal

Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2055 Fund	Class A Shares 2055		Class B Shares 2055		Class C Shares 2055		Class R Shares 2055	Class R6 Shares 2055	Class Y Shares 2055
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady 2055 Fund		Class A Shares 2055	Class B Shares 2055	Class C Shares 2055	Class R Shares 2055	Class R6 Shares 2055	Class Y Shares 2055
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.57%	0.57%	0.57%	0.57%	0.48%	0.57%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		1.43%	2.18%	2.18%	1.68%	1.09%	1.18%
Fee Waiver or Reimbursement	[2]	(0.43%)	(0.43%)	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Net Expenses (as a percentage of Assets)		1.00%	1.75%	1.75%	1.25%	0.66%	0.75%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

10          Prospectus

Expense Example - Putnam RetirementReady 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2055	671	962	1,273	2,155
Class B Shares 2055	678	941	1,330	2,289	178	641	1,130	2,289
Class C Shares 2055	278	641	1,130	2,480	178	641	1,130	2,480
Class R Shares 2055	127	488	872	1,951
Class R6 Shares 2055	67	304	559	1,290
Class Y Shares 2055	77	332	608	1,394

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 50%.

50.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Prospectus          11

Underlying Fund*	Year	2060	2055 (your fund)	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
1.71%
Best calendar quarter
Mar. 31, 2012
12.45%
Worst calendar quarter
Sep. 30, 2011
(16.83%)

Goal

Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2050 Fund	Class A Shares 2050		Class B Shares 2050		Class C Shares 2050		Class R Shares 2050	Class R6 Shares 2050	Class Y Shares 2050
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady 2050 Fund		Class A Shares 2050	Class B Shares 2050	Class C Shares 2050	Class R Shares 2050	Class R6 Shares 2050	Class Y Shares 2050
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.30%	0.30%	0.30%	0.30%	0.21%	0.30%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		1.16%	1.91%	1.91%	1.41%	0.82%	0.91%
Fee Waiver or Reimbursement	[2]	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Net Expenses (as a percentage of Assets)		1.00%	1.75%	1.75%	1.25%	0.66%	0.75%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus          17

Expense Example - Putnam RetirementReady 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2050	671	907	1,162	1,890
Class B Shares 2050	678	885	1,217	2,024	178	585	1,017	2,024
Class C Shares 2050	278	585	1,017	2,220	178	585	1,017	2,220
Class R Shares 2050	127	431	756	1,677
Class R6 Shares 2050	67	246	439	999
Class Y Shares 2050	77	274	488	1,105

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 46%.

46.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2060	2055	2050 (your fund)	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
1.38%
Best calendar quarter
Mar. 31, 2012
12.15%
Worst calendar quarter
Sep. 30, 2011
(16.38%)

Goal

Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Prospectus          23

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2045 Fund	Class A Shares 2045		Class B Shares 2045		Class C Shares 2045		Class R Shares 2045	Class R6 Shares 2045	Class Y Shares 2045
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady 2045 Fund		Class A Shares 2045	Class B Shares 2045	Class C Shares 2045	Class R Shares 2045	Class R6 Shares 2045	Class Y Shares 2045
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.28%	0.28%	0.28%	0.28%	0.20%	0.28%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		1.14%	1.89%	1.89%	1.39%	0.81%	0.89%
Fee Waiver or Reimbursement	[2]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		0.99%	1.74%	1.74%	1.24%	0.66%	0.74%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

24          Prospectus

Expense Example - Putnam RetirementReady 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2045	670	902	1,153	1,869
Class B Shares 2045	677	879	1,207	2,004	177	579	1,007	2,004
Class C Shares 2045	277	579	1,007	2,199	177	579	1,007	2,199
Class R Shares 2045	126	425	746	1,656
Class R6 Shares 2045	67	244	435	988
Class Y Shares 2045	76	269	478	1,082

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 47%.

47.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2060	2055	2050	2045 (your fund)	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
0.97%
Best calendar quarter
Mar. 31, 2012
11.73%
Worst calendar quarter
Sep. 30, 2011
(15.88%)

Goal

Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2040 Fund	Class A Shares 2040		Class B Shares 2040		Class C Shares 2040		Class R Shares 2040	Class R6 Shares 2040	Class Y Shares 2040
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady 2040 Fund		Class A Shares 2040	Class B Shares 2040	Class C Shares 2040	Class R Shares 2040	Class R6 Shares 2040	Class Y Shares 2040
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.20%	0.20%	0.20%	0.20%	0.13%	0.20%
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)		1.04%	1.79%	1.79%	1.29%	0.72%	0.79%
Fee Waiver or Reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.96%	1.71%	1.71%	1.21%	0.64%	0.71%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus          31

Expense Example - Putnam RetirementReady 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2040	667	879	1,109	1,766
Class B Shares 2040	674	856	1,162	1,901	174	556	962	1,901
Class C Shares 2040	274	556	962	2,099	174	556	962	2,099
Class R Shares 2040	123	401	700	1,549
Class R6 Shares 2040	65	222	393	887
Class Y Shares 2040	73	244	431	970

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 53%.

53.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2060	2055	2050	2045	2040 (your fund)	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
0.55%
Best calendar quarter
Mar. 31, 2012
10.97%
Worst calendar quarter
Sep. 30, 2011
(14.94%)

Goal

Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Prospectus          37

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2035 Fund	Class A Shares 2035		Class B Shares 2035		Class C Shares 2035		Class R Shares 2035	Class R6 Shares 2035	Class Y Shares 2035
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady 2035 Fund		Class A Shares 2035	Class B Shares 2035	Class C Shares 2035	Class R Shares 2035	Class R6 Shares 2035	Class Y Shares 2035
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.22%	0.22%	0.22%	0.22%	0.14%	0.22%
Acquired Fund Fees and Expenses		0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Expenses (as a percentage of Assets)		1.03%	1.78%	1.78%	1.28%	0.70%	0.78%
Fee Waiver or Reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.94%	1.69%	1.69%	1.19%	0.61%	0.69%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

38          Prospectus

Expense Example - Putnam RetirementReady 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2035	665	876	1,103	1,754
Class B Shares 2035	672	852	1,156	1,889	172	552	956	1,889
Class C Shares 2035	272	552	956	2,087	172	552	956	2,087
Class R Shares 2035	121	397	694	1,537
Class R6 Shares 2035	62	215	381	862
Class Y Shares 2035	70	240	424	958

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.

63.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Prospectus          39

Underlying Fund*	Year	2060	2055	2050	2045	2040	2035 (your fund)	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
(0.05%)
Best calendar quarter
Mar. 31, 2012
9.85%
Worst calendar quarter
Sep. 30, 2011
(13.27%)

Goal

Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2030 Fund	Class A Shares 2030		Class B Shares 2030		Class C Shares 2030		Class R Shares 2030	Class R6 Shares 2030	Class Y Shares 2030
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady 2030 Fund		Class A Shares 2030	Class B Shares 2030	Class C Shares 2030	Class R Shares 2030	Class R6 Shares 2030	Class Y Shares 2030
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.20%	0.20%	0.20%	0.20%	0.12%	0.20%
Acquired Fund Fees and Expenses		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)		0.99%	1.74%	1.74%	1.24%	0.66%	0.74%
Fee Waiver or Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.92%	1.67%	1.67%	1.17%	0.59%	0.67%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus          45

Expense Example - Putnam RetirementReady 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2030	663	866	1,084	1,712
Class B Shares 2030	670	841	1,137	1,847	170	541	937	1,847
Class C Shares 2030	270	541	937	2,046	170	541	937	2,046
Class R Shares 2030	119	387	674	1,494
Class R6 Shares 2030	60	204	361	816
Class Y Shares 2030	68	230	405	912

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 66%.

66.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

46          Prospectus

Underlying Fund*	Year	2060	2055	2050	2045	2040	2035	2030 (your fund)	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
(0.60%)
Best calendar quarter
Mar. 31, 2012
8.25%
Worst calendar quarter
Sep. 30, 2011
(10.72%)

Goal

Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2025 Fund	Class A Shares 2025		Class B Shares 2025		Class C Shares 2025		Class R Shares 2025	Class R6 Shares 2025	Class Y Shares 2025
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady 2025 Fund		Class A Shares 2025	Class B Shares 2025	Class C Shares 2025	Class R Shares 2025	Class R6 Shares 2025	Class Y Shares 2025
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.21%	0.21%	0.13%	0.21%
Acquired Fund Fees and Expenses		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Expenses (as a percentage of Assets)		0.99%	1.74%	1.74%	1.24%	0.66%	0.74%
Fee Waiver or Reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.91%	1.66%	1.66%	1.16%	0.58%	0.66%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

52          Prospectus

Expense Example - Putnam RetirementReady 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2025	663	865	1,083	1,711
Class B Shares 2025	669	840	1,136	1,847	169	540	936	1,847
Class C Shares 2025	269	540	936	2,045	169	540	936	2,045
Class R Shares 2025	118	386	673	1,493
Class R6 Shares 2025	59	203	360	815
Class Y Shares 2025	67	229	404	911

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.

79.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025 (your fund)	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
	2021	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
	2021	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	30.0%
	2021	0.7%	1.3%	2.2%	2.7%	4.5%	8.8%	14.1%	20.7%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	30.0%
	2021	9.7%	9.7%	9.7%	12.3%	16.3%	20.2%	24.8%	29.1%	30.0%
Equity**	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%
	2021	85.5%	81.9%	77.5%	69.1%	58.0%	44.7%	31.1%	19.1%	10.2%
Fixed Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%
	2021	4.1%	7.1%	10.6%	15.9%	21.2%	26.3%	30.0%	31.1%	29.8%
Absolute Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%
	2021	10.4%	11.0%	11.9%	15.0%	20.8%	29.0%	38.9%	49.8%	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 58 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus

(COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
(1.27%)
Best calendar quarter
Mar. 31, 2019
4.52%
Worst calendar quarter
Sep. 30, 2011
(4.50%)

Goal
Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 88 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady Maturity Fund	Class A Shares Maturity		Class B Shares Maturity		Class C Shares Maturity		Class R Shares Maturity	Class R6 Shares Maturity	Class Y Shares Maturity
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
11/30/21
Annual Fund Operating Expenses - Putnam RetirementReady Maturity Fund		Class A Shares Maturity	Class B Shares Maturity	Class C Shares Maturity	Class R Shares Maturity	Class R6 Shares Maturity	Class Y Shares Maturity
Management Fees (as a percentage of Assets)		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.23%	0.23%	0.23%	0.23%	0.16%	0.23%
Acquired Fund Fees and Expenses		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Expenses (as a percentage of Assets)		1.01%	1.76%	1.76%	1.26%	0.69%	0.76%
Fee Waiver or Reimbursement	[2]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.15%	0.58%	0.65%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/21. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus          59

Expense Example - Putnam RetirementReady Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares Maturity	488	698	925	1,577
Class B Shares Maturity	668	843	1,144	1,866	168	543	944	1,866
Class C Shares Maturity	268	543	944	2,064	168	543	944	2,064
Class R Shares Maturity	117	389	681	1,513
Class R6 Shares Maturity	59	210	373	848
Class Y Shares Maturity	66	232	412	932

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 73%.

73.00%
Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2020, which are not expected to change over time.

Underlying funds*
Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Government Money Market Fund	6.0%
Putnam Fixed Income Absolute Return Fund	30.0%
Putnam Multi-Asset Absolute Return Fund	30.0%
Equity**	10.2%
Fixed Income**	29.8%
Absolute Return**	60.0%

    *  Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity, fixed income and absolute return allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Investment Management, LLC (“Putnam Management”) rebalances the fund’s investments towards its target allocations on a quarterly basis. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam RetirementReady Funds will be merged near the end of the target date year of the Putnam RetirementReady Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.